Note 9 - Commitments and Contingencies 1 (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost	$ 20,000	$ 20,000	$ 60,000	$ 60,000	$ 80,000	$ 80,000